UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file Number 811-3835

Value Line Centurion Fund, Inc.
--------------------------------------------------------------------------------
(Exact name of registrant as specified in charter)

220 East 42nd Street, New York, NY 10017
--------------------------------------------------------------------------------

David T. Henigson
--------------------------------------------------------------------------------
(Name and address of agent for service)

Registrant's telephone number, including area code: 212-907-1500

Date of fiscal year end: December 31, 2006

Date of reporting period: March 31, 2006

Item 1: Schedule of Investments.

Value Line Centurion Fund, Inc.

-------------------------------------------------------------------------------
Schedule of Investments
-------------------------------------------------------------------------------

March 31, 2006 (Unaudited)
-------------------------------------------------------------------------------

Shares                                                                    Value

-------------------------------------------------------------------------------
Common Stocks  -- 97.6%
-------------------------------------------------------------------------------
Advertising  -- 1.4%
   94,000      Monster Worldwide, Inc.*                            $  4,686,840
-------------------------------------------------------------------------------
Aerospace/Defense  -- 1.0%
   54,000      United Industrial Corp.                                3,290,220
-------------------------------------------------------------------------------
Apparel  -- 1.9%
   30,000      Gildan Activewear, Inc.  Class A*                      1,425,600
  129,000      Guess?, Inc.*                                          5,045,190
                                                                   ------------
                                                                      6,470,790
-------------------------------------------------------------------------------
Canadian Energy  -- 2.0%
   72,000      Petro-Canada                                           3,426,480
   61,000      Talisman Energy, Inc.                                  3,243,980
                                                                   ------------
                                                                      6,670,460
-------------------------------------------------------------------------------
Cement & Aggregates  -- 1.1%
   57,000      Eagle Materials, Inc.                                  3,634,320
-------------------------------------------------------------------------------
Chemical - Specialty  -- 1.0%
   66,000      Ceradyne, Inc.*                                        3,293,400
-------------------------------------------------------------------------------
Computer & Peripherals  -- 3.8%
   47,000      Apple Computer, Inc.*                                  2,947,840
  111,000      Hewlett-Packard Co.                                    3,651,900
  172,000      Ingram Micro, Inc.  Class A*                           3,440,000
  159,000      Western Digital Corp.*                                 3,089,370
                                                                   ------------
                                                                     13,129,110
-------------------------------------------------------------------------------
Computer Software & Services  -- 6.0%
   98,000      Accenture Ltd.  Class A                                2,946,860
  147,000      BMC Software, Inc.*                                    3,184,020
  120,000      Ceridian Corp.*                                        3,054,000
  112,000      Citrix Systems, Inc.*                                  4,244,800
  145,000      Jack Henry & Associates, Inc.                          3,316,150
   88,000      Paychex, Inc.                                          3,666,080
                                                                   ------------
                                                                     20,411,910
-------------------------------------------------------------------------------
Diversified Companies  -- 3.1%
   79,000      McDermott International, Inc.*                         4,301,550
   36,000      Sequa Corp.  Class A*                                  3,520,800
   43,000      Walter Industries, Inc.                                2,864,660
                                                                   ------------
                                                                     10,687,010
-------------------------------------------------------------------------------
Drug  -- 2.2%
  176,000      Biovail Corp.                                          4,285,600
   53,000      Gilead Sciences, Inc.*                                 3,297,660
                                                                   ------------
                                                                      7,583,260
-------------------------------------------------------------------------------
E-Commerce  -- 1.0%
  146,000      Internet Security Systems, Inc. *                      3,501,080
-------------------------------------------------------------------------------
Electrical Equipment  -- 2.9%
  115,000      Corning, Inc.*                                         3,094,650
  100,000      General Cable Corp.*                                   3,033,000
   73,000      Thomas & Betts Corp.*                                  3,750,740
                                                                   ------------
                                                                      9,878,390
-------------------------------------------------------------------------------
Electronics  -- 5.8%
  180,000      AVX Corp.                                              3,186,000
   86,000      Benchmark Electronics, Inc.*                           3,298,100
  136,000      Matsushita Electric Industrial
                 Co., Ltd.  (ADR)                                     3,011,040
  190,000      Micrel, Inc.*                                          2,815,800
  126,000      Plexus Corp.*                                          4,733,820
  110,000      Technitrol, Inc.                                       2,637,800
                                                                   ------------
                                                                     19,682,560
-------------------------------------------------------------------------------
Entertainment Technology  -- 1.2%
  137,000      Omnivision Technologies, Inc.*                         4,137,400
-------------------------------------------------------------------------------
Environmental  -- 1.0%
   94,000      Waste Management, Inc.                                 3,318,200
-------------------------------------------------------------------------------
Furniture/Home Furnishings  -- 1.1%
  214,000      Steelcase, Inc.  Class A                               3,852,000
-------------------------------------------------------------------------------
Health Care Information Systems  -- 1.0%
  319,600      Emdeon Corp.*                                          3,451,680
-------------------------------------------------------------------------------
Human Resources  -- 1.1%
  243,000      MPS Group, Inc.*                                       3,717,900
-------------------------------------------------------------------------------
Industrial Services  -- 3.2%
   91,000      Amdocs Ltd.*                                           3,281,460
   77,000      C.H. Robinson Worldwide, Inc.                          3,779,930
   46,000      Expeditors International of Washington, Inc.           3,973,940
                                                                   ------------
                                                                     11,035,330
-------------------------------------------------------------------------------
Information Services  -- 1.0%
   47,000      Moody's Corp.                                          3,358,620
-------------------------------------------------------------------------------
Insurance - Property & Casualty  -- 1.2%
   69,000      Berkley (W.R.) Corp.                                   4,006,140
-------------------------------------------------------------------------------
Internet  -- 2.2%
   63,000      CheckFree Corp.*                                       3,181,500
  164,000      E*Trade Financial Corp.*                               4,424,720
                                                                   ------------
                                                                      7,606,220
-------------------------------------------------------------------------------
Machinery  -- 3.9%
   66,000      Dover Corp.                                            3,204,960
  174,000      JLG Industries, Inc.                                   5,357,460
   88,000      MSC Industrial Direct Co., Inc. Class A                4,753,760
                                                                   ------------
                                                                     13,316,180
-------------------------------------------------------------------------------
Manufactured Housing/Recreational Vehicle -- 1.6%
  196,000      Champion Enterprises, Inc.*                            2,932,160
   47,600      Thor Industries, Inc.                                  2,539,936
                                                                   ------------
                                                                      5,472,096
-------------------------------------------------------------------------------

Value Line Centurion Fund, Inc.

-------------------------------------------------------------------------------
Schedule of Investments
-------------------------------------------------------------------------------

March 31, 2006 (Unaudited)
-------------------------------------------------------------------------------

Shares                                                                    Value
-------------------------------------------------------------------------------

Maritime  -- 0.9%
   47,000      Kirby Corp.*                                        $  3,201,170
-------------------------------------------------------------------------------
Medical Supplies  -- 2.7%
   72,000      Digene Corp.*                                          2,815,200
  108,000      Molecular Devices Corp.*                               3,581,280
   53,000      Varian Medical Systems, Inc.*                          2,976,480
                                                                   ------------
                                                                      9,372,960
-------------------------------------------------------------------------------
Metals Fabricating  -- 1.2%
   78,000      Trinity Industries, Inc.                               4,242,420
-------------------------------------------------------------------------------
Natural Gas - Diversified  -- 0.2%
   12,300      Cabot Oil & Gas Corp.                                    589,539
-------------------------------------------------------------------------------
Newspaper  -- 0.9%
  177,000      News Corp.  Class B                                    3,108,120
-------------------------------------------------------------------------------
Oilfield Services/Equipment  -- 5.7%
  120,200      Helix Energy Solutions Group, Inc.*                    4,555,580
   35,000      Schlumberger Ltd.                                      4,429,950
   79,000      TETRA Technologies, Inc.*                              3,716,160
   60,000      Tidewater, Inc.                                        3,313,800
   72,000      Weatherford International Ltd.*                        3,294,000
                                                                   ------------
                                                                     19,309,490
-------------------------------------------------------------------------------
Petroleum - Integrated  -- 0.8%
   31,000      Petroleo Brasileiro S.A.  (ADR)                        2,686,770
-------------------------------------------------------------------------------
Pharmacy Services  -- 2.2%
   41,400      Express Scripts, Inc.*                                 3,639,060
  105,000      HealthExtras, Inc.*                                    3,706,500
                                                                   ------------
                                                                      7,345,560
-------------------------------------------------------------------------------
Precision Instrument  -- 2.8%
   87,000      Agilent Technologies, Inc.*                            3,266,850
  108,000      National Instruments Corp.                             3,522,960
  140,000      Newport Corp.*                                         2,640,400
                                                                   ------------
                                                                      9,430,210
-------------------------------------------------------------------------------
Railroad  -- 1.4%
   80,000      CSX Corp.                                              4,784,000
-------------------------------------------------------------------------------
Restaurant  -- 0.9%
   83,000      Starbucks Corp.*                                       3,124,120
-------------------------------------------------------------------------------
Retail - Special Lines  -- 2.2%
  137,000      Circuit City Stores, Inc.                              3,353,760
   86,000      Dress Barn, Inc. (The)*                                4,123,700
                                                                   ------------
                                                                      7,477,460
-------------------------------------------------------------------------------
Retail Building Supply  -- 2.1%
   85,000      Fastenal Co.                                           4,023,900
   73,000      Home Depot, Inc. (The)                                 3,087,900
                                                                   ------------
                                                                      7,111,800
-------------------------------------------------------------------------------
Securities Brokerage  -- 5.3%
  206,000      Charles Schwab Corp. (The)                             3,545,260
   10,000      Chicago Mercantile Exchange Holdings, Inc.             4,475,000
   21,000      Goldman Sachs Group, Inc.                              3,296,160
   71,000      Investment Technology Group, Inc. *                    3,535,800
   22,500      Lehman Brothers Holdings, Inc.                         3,251,925
                                                                   ------------
                                                                     18,104,145
-------------------------------------------------------------------------------
Semiconductor  -- 7.1%
   89,000      Advanced Micro Devices, Inc.*                          2,951,240
  350,000      Amkor Technology, Inc.*                                3,024,000
   61,000      Cymer, Inc.*                                           2,771,840
  200,000      Integrated Device Technology, Inc.*                    2,972,000
  136,000      Intersil Corp.  Class A                                3,933,120
   89,000      Microchip Technology, Inc.                             3,230,700
   90,000      NVIDIA Corp.*                                          5,153,400
                                                                   ------------
                                                                     24,036,300
-------------------------------------------------------------------------------
Steel - General  -- 1.0%
   36,000      Reliance Steel & Aluminum Co.                          3,381,120
-------------------------------------------------------------------------------
Telecommunications Equipment  -- 5.5%
   75,000      Broadcom Corp.  Class A*                               3,237,000
  150,000      Cisco Systems, Inc.*                                   3,250,500
  128,000      CommScope, Inc.*                                       3,654,400
   88,300      Marvell Technology Group Ltd.*                         4,777,030
   73,000      QUALCOMM, Inc.                                         3,694,530
                                                                   ------------
                                                                     18,613,460
-------------------------------------------------------------------------------
Wireless Networking  -- 3.0%
  109,250      Brightpoint, Inc.*                                     3,393,305
  145,000      Palm, Inc.*                                            3,358,200
  263,000      Powerwave Technologies, Inc.*                          3,547,870
                                                                   ------------
                                                                     10,299,375
-------------------------------------------------------------------------------
Total Common Stock And Total Investment
  Securities  -- 97.6%
  (Cost $280,644,318)                                              $332,409,135
===============================================================================

 Principal
  Amount                                                                  Value
-------------------------------------------------------------------------------
Repurchase Agreements**  -- 0.9%
-------------------------------------------------------------------------------
$   1,500,000   With Morgan Stanley & Co.,
                  4.44%, dated 3/31/06, due
                  4/3/06, delivery value
                  $1,500,185
                  (collateralized by
                  $1,500,000 U.S. Treasury
                  Notes 7.00%, due 7/15/06,
                  with a value of
                  $1,531,129)                                         1,500,000
    1,600,000    With UBS Securities, LLC,
                  4.48%, dated 3/31/06, due
                  4/3/06, delivery value
                  $1,600,199
                  (collateralized by
                  $1,407,000 U.S. Treasury
                  Notes 6.125%, due
                  11/15/27, with a value of
                  $1,634,818)                                         1,600,000
-------------------------------------------------------------------------------
                Total Repurchase Agreements
                  (Cost $3,100,000)                                   3,100,000
-------------------------------------------------------------------------------

Value Line Centurion Fund, Inc.

-------------------------------------------------------------------------------
Schedule of Investments
-------------------------------------------------------------------------------

March 31, 2006 (Unaudited)


Cash And Other Assets In Excess Of
  Liabilities  -- (1.5%)                                              5,120,707
-------------------------------------------------------------------------------
Net Assets  -- 100.0%                                              $340,629,842
-------------------------------------------------------------------------------
Net Asset Value Per Outstanding Share
  ($340,629,842 / 15,559,168 shares
   outstanding )                                                   $      21.89
-------------------------------------------------------------------------------

*        Non-income producing.
** The Fund's custodian takes possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest.
(ADR)    American Depositary Receipts

The Fund's unrealized appreciation/(depreciation) as of March 31, 2006 was as follows:
                                                           Total Net
                                                           Unrealized
Total Cost        Appreciation        Depreciation        Appreciation
----------------------------------------------------------------------
$283,744,318      $ 53,546,201        $ (1,781,384)       $ 51,764,817

Item 2. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c)) based on their evaluation of these controls and procedures as of the date within 90 days of filing date of this report, are approximately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b) The registrant's principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.   Exhibits:

(a) Certifications of principal executive officer and principal financial officer of the registrant.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By       /s/ Jean B. Buttner
         ------------------------------------------------------------
         Jean B. Buttner, President

Date:    May 22, 2006
         --------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ Jean B. Buttner
         ------------------------------------------------------------
         Jean B. Buttner, President, Principal Executive Officer

By:      /s/ Stephen R. Anastasio
         ------------------------------------------------------------
         Stephen R. Anastasio, Treasurer, Principal Financial Officer

Date:    May 22, 2006
         --------------------------